Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
............... 6,481 $ 1,266,647
HEICO Corp. ..................... 3,803 650,123
HEICO Corp., Class A ................ 6,672 891,913
Howmet Aerospace, Inc. .............. 35,206 1,432,532
Huntington Ingalls Industries, Inc. ........ 3,814 841,140
Textron, Inc. ...................... 20,017 1,458,238
TransDigm Group, Inc. ............... 4,951 3,553,580
10,094,173
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 11,666 1,168,583
Expeditors International of Washington, Inc. . 15,383 1,663,672
2,832,255
Airlines — 0.9%
American Airlines Group, Inc.
(a)
.......... 62,137 1,002,891
Delta Air Lines, Inc.
(a)
................ 61,307 2,397,104
Southwest Airlines Co. ............... 56,769 2,030,627
United Airlines Holdings, Inc.
(a)
.......... 31,327 1,533,770
6,964,392
Auto Components — 0.6%
Aptiv plc
(a)
........................ 25,979 2,937,965
BorgWarner, Inc. ................... 22,387 1,058,457
Lear Corp. ....................... 5,652 823,949
4,820,371
Automobiles — 0.2%
(a)
Lucid Group, Inc.
(b)
.................. 56,333 658,533
Rivian Automotive, Inc., Class A ......... 52,185 1,012,389
1,670,922
Banks — 3.4%
BOK Financial Corp. ................. 2,756 276,978
Citizens Financial Group, Inc. .......... 47,266 2,047,563
Comerica, Inc. ..................... 12,583 922,460
Commerce Bancshares, Inc. ........... 10,978 730,696
Cullen/Frost Bankers, Inc. ............. 6,182 805,391
East West Bancorp, Inc. .............. 13,538 1,063,004
Fifth Third Bancorp ................. 65,841 2,389,370
First Citizens BancShares, Inc., Class A .... 1,140 886,555
First Horizon Corp. .................. 51,114 1,264,049
First Republic Bank ................. 17,544 2,471,599
Huntington Bancshares, Inc. ........... 138,461 2,100,453
KeyCorp ......................... 89,291 1,713,494
M&T Bank Corp. ................... 16,562 2,583,672
Regions Financial Corp. .............. 89,681 2,111,091
Signature Bank .................... 6,056 780,921
SVB Financial Group
(a)
............... 5,665 1,713,322
Webster Financial Corp. .............. 16,749 881,835
Western Alliance Bancorp ............. 10,478 789,727
Zions Bancorp NA .................. 14,354 763,059
26,295,239
Beverages — 0.3%
Brown-Forman Corp., Class A .......... 5,338 354,977
Brown-Forman Corp., Class B, NVS ...... 17,534 1,167,414
Molson Coors Beverage Co., Class B ..... 18,055 949,332
2,471,723
Biotechnology — 2.3%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
......... 11,798 2,671,067
Biogen, Inc. ...................... 13,799 4,014,129
BioMarin Pharmaceutical, Inc. .......... 17,769 2,049,654
Horizon Therapeutics plc .............. 21,716 2,382,680
Incyte Corp. ...................... 17,679 1,505,190
Security
Shares
Shares Value
Biotechnology (continued)
Karuna Therapeutics, Inc. ............. 2,617 $ 521,804
Neurocrine Biosciences, Inc. ........... 9,225 1,023,329
Sarepta Therapeutics, Inc. ............. 8,425 1,052,872
Seagen, Inc. ...................... 13,140 1,832,767
United Therapeutics Corp. ............. 4,370 1,150,053
18,203,545
Building Products — 2.1%
A O Smith Corp. ................... 12,143 822,081
Advanced Drainage Systems, Inc. ....... 6,059 610,990
Allegion plc ....................... 8,369 983,776
Builders FirstSource, Inc.
(a)
............ 14,728 1,173,822
Carlisle Cos., Inc. .................. 4,946 1,240,754
Carrier Global Corp. ................. 80,133 3,648,455
Fortune Brands Innovations, Inc. ........ 13,070 843,146
Lennox International, Inc. ............. 3,070 800,103
Masco Corp. ...................... 21,565 1,147,258
Owens Corning .................... 9,013 871,106
Trane Technologies plc ............... 22,069 3,952,999
16,094,490
Capital Markets — 4.5%
Ameriprise Financial, Inc. ............. 10,197 3,570,174
Ares Management Corp., Class A ........ 14,974 1,242,692
Bank of New York Mellon Corp. (The) ..... 70,481 3,564,224
Carlyle Group, Inc. (The) .............. 20,999 755,334
Coinbase Global, Inc., Class A
(a)(b)
........ 15,307 895,153
FactSet Research Systems, Inc. ......... 3,647 1,542,462
Franklin Resources, Inc. .............. 27,330 852,696
Interactive Brokers Group, Inc., Class A .... 9,897 791,166
Invesco Ltd. ...................... 43,714 809,146
Jefferies Financial Group, Inc. .......... 17,601 691,367
LPL Financial Holdings, Inc. ............ 7,617 1,806,143
MarketAxess Holdings, Inc. ............ 3,611 1,313,862
Morningstar, Inc. ................... 2,384 579,026
MSCI, Inc. ....................... 7,662 4,072,813
Nasdaq, Inc. ...................... 32,538 1,958,462
Northern Trust Corp. ................. 20,012 1,940,564
Raymond James Financial, Inc. ......... 18,577 2,094,928
Robinhood Markets, Inc., Class A
(a)
....... 48,427 504,125
SEI Investments Co. ................. 9,760 609,317
State Street Corp. .................. 35,168 3,211,894
T. Rowe Price Group, Inc. ............. 21,431 2,496,069
35,301,617
Chemicals — 3.6%
Albemarle Corp. ................... 11,229 3,160,402
Celanese Corp. .................... 9,538 1,175,082
CF Industries Holdings, Inc. ............ 18,735 1,586,854
Dow, Inc. ........................ 67,436 4,002,327
DuPont de Nemours, Inc. ............. 47,604 3,520,316
Eastman Chemical Co. ............... 11,504 1,014,308
FMC Corp. ....................... 12,070 1,606,879
International Flavors & Fragrances, Inc. .... 24,447 2,749,310
LyondellBasell Industries NV, Class A ..... 24,282 2,347,826
Mosaic Co. (The) ................... 32,650 1,617,481
Olin Corp. ........................ 12,627 815,578
PPG Industries, Inc. ................. 22,533 2,936,951
RPM International, Inc. ............... 12,387 1,113,715
Westlake Corp. .................... 3,302 405,320
28,052,349
Commercial Services & Supplies — 0.6%
Copart, Inc.
(a)
..................... 40,972 2,729,145
Rollins, Inc. ....................... 22,129 805,495

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 5,086 $ 790,975
4,325,615
Communications Equipment — 0.7%
Arista Networks, Inc.
(a)
............... 23,727 2,990,076
Ciena Corp.
(a)
..................... 14,178 737,540
F5, Inc.
(a)(b)
....................... 5,703 842,105
Juniper Networks, Inc. ............... 31,150 1,006,145
5,575,866
Construction & Engineering — 0.5%
AECOM ......................... 13,388 1,168,371
Quanta Services, Inc. ................ 13,663 2,079,372
WillScot Mobile Mini Holdings Corp.
(a)
..... 20,163 977,099
4,224,842
Construction Materials — 0.6%
Martin Marietta Materials, Inc. .......... 5,938 2,135,542
Vulcan Materials Co. ................ 12,708 2,329,758
4,465,300
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 29,110 945,784
Discover Financial Services ............ 26,191 3,057,275
Synchrony Financial ................. 43,130 1,584,165
5,587,224
Containers & Packaging — 1.4%
Amcor plc ........................ 141,422 1,705,549
AptarGroup, Inc. ................... 6,240 721,594
Avery Dennison Corp. ................ 7,740 1,466,266
Ball Corp. ........................ 30,081 1,751,917
Crown Holdings, Inc. ................ 11,507 1,014,457
International Paper Co. ............... 34,039 1,423,511
Packaging Corp. of America ........... 8,853 1,263,323
Sealed Air Corp. ................... 13,838 757,769
WestRock Co. ..................... 24,312 954,003
11,058,389
Distributors — 0.7%
Genuine Parts Co. .................. 13,479 2,262,046
LKQ Corp. ....................... 24,514 1,445,346
Pool Corp.
(b)
...................... 3,730 1,438,325
5,145,717
Diversified Consumer Services — 0.2%
ADT, Inc. ........................ 20,447 179,729
Service Corp. International ............ 14,764 1,094,751
1,274,480
Diversified Financial Services — 0.5%
Apollo Global Management, Inc. ......... 41,697 2,951,314
Equitable Holdings, Inc. .............. 32,943 1,056,482
4,007,796
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc. ............. 90,658 475,955
Electric Utilities — 3.3%
Alliant Energy Corp. ................. 24,054 1,299,638
Avangrid, Inc. ..................... 6,657 280,726
Constellation Energy Corp. ............ 31,358 2,676,719
Edison International ................. 36,623 2,523,325
Entergy Corp. ..................... 19,454 2,106,479
Evergy, Inc. ....................... 21,995 1,377,987
Eversource Energy ................. 33,401 2,749,904
FirstEnergy Corp. .................. 51,933 2,126,656
NRG Energy, Inc. ................... 22,175 758,829
Security
Shares
Shares Value
Electric Utilities (continued)
OGE Energy Corp. .................. 19,144 $ 752,742
PG&E Corp.
(a)
..................... 153,940 2,447,646
Pinnacle West Capital Corp. ........... 10,777 803,425
PPL Corp. ....................... 70,399 2,083,810
Xcel Energy, Inc. ................... 52,439 3,606,230
25,594,116
Electrical Equipment — 1.3%
AMETEK, Inc. ..................... 22,012 3,189,979
Generac Holdings, Inc.
(a)(b)
............. 6,021 726,133
Hubbell, Inc. ...................... 5,149 1,178,658
Plug Power, Inc.
(a)(b)
................. 49,968 850,455
Regal Rexnord Corp. ................ 6,324 880,301
Rockwell Automation, Inc. ............. 11,009 3,104,868
9,930,394
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.
(a)(b)
............. 6,003 705,292
CDW Corp. ....................... 12,985 2,545,450
Cognex Corp. ..................... 16,533 905,016
Corning, Inc. ...................... 72,996 2,526,392
Flex Ltd.
(a)
........................ 43,294 1,010,915
Jabil, Inc. ........................ 12,886 1,013,226
Keysight Technologies, Inc.
(a)
........... 17,138 3,073,700
TD SYNNEX Corp. .................. 4,026 411,256
Teledyne Technologies, Inc.
(a)
........... 4,485 1,902,806
Trimble, Inc.
(a)
..................... 23,579 1,368,997
Zebra Technologies Corp., Class A
(a)
...... 4,938 1,561,297
17,024,347
Energy Equipment & Services — 1.0%
Baker Hughes Co. .................. 95,997 3,046,945
Halliburton Co. .................... 87,012 3,586,634
NOV, Inc. ........................ 37,416 914,447
7,548,026
Entertainment — 1.2%
Electronic Arts, Inc. ................. 25,136 3,234,500
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 2,245 142,962
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 19,740 1,397,592
Live Nation Entertainment, Inc.
(a)
........ 13,701 1,102,793
ROBLOX Corp., Class A
(a)
............. 34,755 1,293,234
Roku, Inc.
(a)(b)
..................... 11,604 667,230
Take-Two Interactive Software, Inc.
(a)
...... 15,098 1,709,547
9,547,858
Equity Real Estate Investment Trusts (REITs) — 8.5%
Alexandria Real Estate Equities, Inc. ...... 14,323 2,302,279
American Homes 4 Rent, Class A ........ 29,466 1,010,389
Americold Realty Trust, Inc. ............ 25,661 806,012
AvalonBay Communities, Inc. .......... 13,420 2,381,245
Boston Properties, Inc. ............... 13,696 1,020,900
Brixmor Property Group, Inc. ........... 28,673 674,676
Camden Property Trust ............... 10,211 1,258,097
CubeSmart ....................... 21,564 987,416
Digital Realty Trust, Inc. .............. 27,560 3,158,927
EastGroup Properties, Inc. ............ 4,150 698,238
Equity LifeStyle Properties, Inc. ......... 16,777 1,204,253
Equity Residential .................. 32,646 2,077,918
Essex Property Trust, Inc. ............. 6,204 1,402,538
Extra Space Storage, Inc. ............. 12,807 2,021,329
Federal Realty Investment Trust ......... 6,959 776,137
Gaming and Leisure Properties, Inc. ...... 24,665 1,321,057
Healthpeak Properties, Inc. ............ 51,488 1,414,890
Host Hotels & Resorts, Inc. ............ 68,525 1,291,696

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc. ................ 55,563 $ 1,805,798
Iron Mountain, Inc. .................. 27,833 1,519,125
Kimco Realty Corp. ................. 59,246 1,330,665
Lamar Advertising Co., Class A ......... 8,386 893,444
Life Storage, Inc. ................... 8,171 882,795
Medical Properties Trust, Inc. ........... 57,178 740,455
Mid-America Apartment Communities, Inc. .. 11,047 1,841,756
National Retail Properties, Inc. .......... 17,023 806,039
Omega Healthcare Investors, Inc. ........ 22,308 656,748
Realty Income Corp. ................. 60,096 4,076,312
Regency Centers Corp. .............. 14,787 985,258
Rexford Industrial Realty, Inc. .......... 17,600 1,117,072
SBA Communications Corp. ........... 10,351 3,079,733
Simon Property Group, Inc. ............ 31,329 4,024,523
STORE Capital Corp. ................ 25,407 818,360
Sun Communities, Inc. ............... 11,850 1,858,791
UDR, Inc. ........................ 29,336 1,249,420
Ventas, Inc. ...................... 38,230 1,980,696
VICI Properties, Inc. ................. 92,312 3,155,224
Welltower, Inc. ..................... 45,284 3,398,111
Weyerhaeuser Co. .................. 70,593 2,430,517
WP Carey, Inc. .................... 19,934 1,704,955
66,163,794
Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A .......... 15,347 325,356
BJ's Wholesale Club Holdings, Inc.
(a)
...... 12,975 940,298
Casey's General Stores, Inc. ........... 3,580 844,558
Kroger Co. (The) ................... 62,455 2,787,367
Performance Food Group Co.
(a)
......... 14,954 916,979
US Foods Holding Corp.
(a)
............. 19,492 743,230
Walgreens Boots Alliance, Inc. .......... 68,843 2,537,553
9,095,341
Food Products — 2.3%
Bunge Ltd. ....................... 14,295 1,416,634
Campbell Soup Co. ................. 19,201 997,108
Conagra Brands, Inc. ................ 45,832 1,704,492
Darling Ingredients, Inc.
(a)(b)
............ 15,379 1,019,474
Hershey Co. (The) .................. 14,085 3,163,491
Hormel Foods Corp. ................. 27,728 1,256,356
J M Smucker Co. (The) ............... 10,211 1,560,241
Kellogg Co. ....................... 24,482 1,678,976
Lamb Weston Holdings, Inc. ........... 13,784 1,376,884
McCormick & Co., Inc., NVS ........... 23,962 1,800,025
Tyson Foods, Inc., Class A ............ 27,699 1,821,209
17,794,890
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 13,405 1,575,624
UGI Corp. ........................ 20,020 797,396
2,373,020
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(a)
............... 6,961 1,877,591
Baxter International, Inc. .............. 48,198 2,202,167
Cooper Cos., Inc. (The) .............. 4,725 1,648,694
Dentsply Sirona, Inc. ................ 20,549 756,820
Hologic, Inc.
(a)
..................... 23,875 1,942,709
IDEXX Laboratories, Inc.
(a)
............. 7,937 3,813,728
Insulet Corp.
(a)
..................... 6,641 1,908,092
Novocure Ltd.
(a)(b)
................... 8,632 787,066
ResMed, Inc. ..................... 14,042 3,206,772
Shockwave Medical, Inc.
(a)
............. 3,443 647,043
STERIS plc ....................... 9,549 1,971,964
Teleflex, Inc. ...................... 4,501 1,095,633
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 20,128 $ 2,563,099
24,421,378
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(a)
........... 8,663 727,865
agilon health, Inc.
(a)(b)
................ 18,904 411,351
AmerisourceBergen Corp. ............. 15,534 2,624,625
Cardinal Health, Inc. ................. 25,617 1,978,913
Chemed Corp. ..................... 1,421 717,804
DaVita, Inc.
(a)
...................... 5,215 429,664
Henry Schein, Inc.
(a)(b)
................ 12,961 1,116,590
Laboratory Corp. of America Holdings ..... 8,500 2,143,020
Molina Healthcare, Inc.
(a)
.............. 5,584 1,741,259
Quest Diagnostics, Inc. ............... 10,974 1,629,419
R1 RCM, Inc.
(a)
.................... 13,090 187,318
Universal Health Services, Inc., Class B ... 6,165 913,715
14,621,543
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A
(a)
......... 13,435 2,291,339
Hotels, Restaurants & Leisure — 2.6%
Aramark ......................... 24,718 1,100,693
Caesars Entertainment, Inc.
(a)
.......... 20,582 1,071,499
Carnival Corp.
(a)
.................... 96,108 1,039,889
Choice Hotels International, Inc. ......... 2,715 333,646
Churchill Downs, Inc. ................ 3,147 780,771
Darden Restaurants, Inc. ............. 11,727 1,735,244
Domino's Pizza, Inc. ................. 3,380 1,193,140
Expedia Group, Inc.
(a)
................ 14,396 1,645,463
Las Vegas Sands Corp.
(a)
............. 31,487 1,857,733
MGM Resorts International ............ 30,754 1,273,523
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 40,368 613,997
Royal Caribbean Cruises Ltd.
(a)
......... 21,029 1,365,623
Vail Resorts, Inc. ................... 3,869 1,014,993
Wyndham Hotels & Resorts, Inc. ........ 8,452 655,115
Wynn Resorts Ltd.
(a)
................. 9,898 1,025,829
Yum! Brands, Inc. .................. 26,995 3,523,117
20,230,275
Household Durables — 1.4%
DR Horton, Inc. .................... 30,005 2,961,193
Garmin Ltd. ....................... 14,661 1,449,680
Lennar Corp., Class A ................ 24,358 2,494,259
Lennar Corp., Class B ............... 1,343 115,982
NVR, Inc.
(a)
....................... 291 1,533,570
PulteGroup, Inc. ................... 21,845 1,242,762
Whirlpool Corp. .................... 5,211 810,779
10,608,225
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 23,315 1,885,251
Clorox Co. (The) ................... 11,804 1,707,921
3,593,172
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 63,872 1,750,732
Vistra Corp. ...................... 36,955 852,182
2,602,914
Insurance — 4.3%
Allstate Corp. (The) ................. 25,417 3,265,322
American Financial Group, Inc. ......... 6,786 967,616
Arch Capital Group Ltd.
(a)
............. 35,483 2,283,331
Arthur J Gallagher & Co. .............. 20,203 3,954,131
Assurant, Inc. ..................... 5,104 676,739
Brown & Brown, Inc. ................. 22,521 1,318,830

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. ............. 15,062 $ 1,704,265
CNA Financial Corp. ................. 2,702 117,699
Erie Indemnity Co., Class A, NVS ........ 2,377 580,820
Everest Re Group Ltd. ............... 3,755 1,313,086
Fidelity National Financial, Inc. .......... 26,034 1,146,277
Globe Life, Inc. .................... 8,675 1,048,374
Hartford Financial Services Group, Inc. (The) 30,482 2,365,708
Kinsale Capital Group, Inc. ............ 2,055 572,194
Lincoln National Corp. ............... 14,884 527,340
Loews Corp. ...................... 18,843 1,158,468
Markel Corp.
(a)
..................... 1,287 1,813,357
Old Republic International Corp. ......... 27,038 713,533
Principal Financial Group, Inc. .......... 22,243 2,058,590
Reinsurance Group of America, Inc. ...... 6,428 975,577
Unum Group ...................... 17,988 756,036
W R Berkley Corp. .................. 19,570 1,372,640
Willis Towers Watson plc .............. 10,343 2,629,087
33,319,020
Interactive Media & Services — 0.6%
(a)
Match Group, Inc. .................. 26,646 1,442,082
Pinterest, Inc., Class A
(b)
.............. 56,252 1,478,865
Snap, Inc., Class A, NVS .............. 96,528 1,115,864
ZoomInfo Technologies, Inc. ........... 25,758 727,148
4,763,959
Internet & Direct Marketing Retail — 0.9%
Coupang, Inc.
(a)
.................... 97,846 1,652,619
DoorDash, Inc., Class A
(a)
............. 25,188 1,458,889
eBay, Inc. ........................ 51,883 2,568,208
Etsy, Inc.
(a)
....................... 12,019 1,653,574
7,333,290
IT Services — 4.3%
Akamai Technologies, Inc.
(a)
............ 15,046 1,338,342
Block, Inc., Class A
(a)
................ 51,497 4,208,335
Broadridge Financial Solutions, Inc. ...... 11,261 1,693,204
Cloudflare, Inc., Class A
(a)
............. 27,279 1,443,332
Cognizant Technology Solutions Corp., Class A 49,258 3,287,972
Concentrix Corp.
(b)
.................. 4,079 578,443
DXC Technology Co.
(a)
............... 21,913 629,560
EPAM Systems, Inc.
(a)
................ 5,520 1,836,228
FleetCor Technologies, Inc.
(a)
........... 7,062 1,474,616
Gartner, Inc.
(a)
..................... 7,580 2,563,101
Genpact Ltd. ...................... 16,120 762,154
Global Payments, Inc. ............... 25,923 2,922,041
GoDaddy, Inc., Class A
(a)
.............. 14,826 1,217,659
Jack Henry & Associates, Inc. .......... 6,994 1,259,549
MongoDB, Inc.
(a)(b)
.................. 6,580 1,409,502
Okta, Inc., Class A
(a)
................. 14,575 1,072,866
SS&C Technologies Holdings, Inc. ....... 20,914 1,262,160
Toast, Inc., Class A
(a)
................ 29,446 656,940
Twilio, Inc., Class A
(a)
................ 16,754 1,002,559
VeriSign, Inc.
(a)
.................... 8,819 1,922,983
WEX, Inc.
(a)
....................... 4,152 767,995
33,309,541
Leisure Products — 0.2%
Hasbro, Inc. ...................... 12,413 734,477
Mattel, Inc.
(a)
...................... 33,885 693,287
1,427,764
Life Sciences Tools & Services — 2.0%
Avantor, Inc.
(a)
..................... 64,604 1,544,036
Bio-Rad Laboratories, Inc., Class A
(a)
...... 2,053 959,695
Bio-Techne Corp. ................... 15,049 1,198,803
Bruker Corp. ...................... 9,512 666,981
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
4,878 $ 1,186,574
Mettler-Toledo International, Inc.
(a)(b)
...... 2,136 3,274,317
PerkinElmer, Inc. ................... 12,076 1,660,812
Repligen Corp.
(a)
................... 4,959 918,903
Waters Corp.
(a)
.................... 5,682 1,866,992
West Pharmaceutical Services, Inc. ...... 7,094 1,884,166
15,161,279
Machinery — 4.7%
AGCO Corp. ...................... 5,898 814,691
Chart Industries, Inc.
(a)
............... 4,006 536,724
Cummins, Inc. ..................... 13,516 3,372,783
Dover Corp. ...................... 13,500 2,049,705
Fortive Corp. ...................... 33,827 2,301,251
Graco, Inc. ....................... 16,114 1,100,908
IDEX Corp. ....................... 7,227 1,732,167
Ingersoll Rand, Inc. ................. 38,714 2,167,984
Lincoln Electric Holdings, Inc. .......... 5,519 920,956
Middleby Corp. (The)
(a)(b)
.............. 5,133 797,925
Nordson Corp. ..................... 5,142 1,251,049
Otis Worldwide Corp. ................ 39,927 3,283,197
PACCAR, Inc. ..................... 33,324 3,642,646
Parker-Hannifin Corp. ................ 12,304 4,011,104
Pentair plc ....................... 15,669 867,749
RBC Bearings, Inc.
(a)(b)
............... 2,765 674,577
Snap-on, Inc. ..................... 5,081 1,263,797
Stanley Black & Decker, Inc. ........... 14,145 1,263,290
Toro Co. (The) ..................... 9,962 1,110,962
Westinghouse Air Brake Technologies Corp. . 17,427 1,809,097
Xylem, Inc. ....................... 17,230 1,792,092
36,764,654
Media — 1.4%
Fox Corp., Class A, NVS .............. 28,934 982,020
Fox Corp., Class B .................. 13,178 417,743
Interpublic Group of Cos., Inc. (The) ...... 37,149 1,354,453
Liberty Broadband Corp., Class A
(a)
....... 1,594 142,854
Liberty Broadband Corp., Class C, NVS
(a)
.. 11,599 1,041,358
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 7,163 290,961
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 14,628 589,508
News Corp., Class A, NVS ............ 36,718 743,907
News Corp., Class B ................ 11,428 233,588
Omnicom Group, Inc. ................ 19,540 1,680,245
Paramount Global, Class A
(b)
........... 755 20,121
Paramount Global, Class B, NVS ........ 48,448 1,122,055
Sirius XM Holdings, Inc.
(b)
............. 66,942 387,594
Trade Desk, Inc. (The), Class A
(a)
........ 42,578 2,158,705
11,165,112
Metals & Mining — 1.7%
Alcoa Corp. ....................... 16,848 880,139
Cleveland-Cliffs, Inc.
(a)
............... 49,378 1,054,220
Newmont Corp. .................... 76,058 4,025,750
Nucor Corp. ...................... 24,583 4,155,019
Reliance Steel & Aluminum Co. ......... 5,684 1,292,826
Steel Dynamics, Inc. ................. 16,312 1,967,880
13,375,834
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ........ 44,890 1,053,568
Multiline Retail — 0.4%
Dollar Tree, Inc.
(a)
................... 20,180 3,030,632

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 2.3%
Ameren Corp. ..................... 24,720 $ 2,147,426
CenterPoint Energy, Inc. .............. 60,199 1,813,194
CMS Energy Corp. .................. 27,761 1,754,218
Consolidated Edison, Inc. ............. 34,011 3,241,588
DTE Energy Co. ................... 18,524 2,155,638
NiSource, Inc. ..................... 38,961 1,081,168
Public Service Enterprise Group, Inc. ..... 47,830 2,962,112
WEC Energy Group, Inc. .............. 30,241 2,842,351
17,997,695
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.
(a)
............. 26,571 766,308
APA Corp. ....................... 30,739 1,362,660
Chesapeake Energy Corp. ............ 10,208 885,238
Coterra Energy, Inc. ................. 75,387 1,886,937
Diamondback Energy, Inc. ............. 16,880 2,466,506
EQT Corp. ....................... 35,093 1,146,488
HF Sinclair Corp. ................... 12,809 728,832
Marathon Oil Corp. .................. 60,854 1,671,659
Matador Resources Co. .............. 10,691 707,317
Murphy Oil Corp. ................... 13,919 607,008
New Fortress Energy, Inc. ............. 4,636 179,830
ONEOK, Inc. ...................... 42,846 2,934,094
Ovintiv, Inc. ....................... 23,941 1,178,615
Range Resources Corp. .............. 23,017 575,885
Southwestern Energy Co.
(a)
............ 105,088 580,086
Targa Resources Corp. ............... 21,692 1,627,334
Texas Pacific Land Corp. .............. 592 1,181,543
20,486,340
Pharmaceuticals — 0.7%
Catalent, Inc.
(a)
.................... 17,143 918,008
Jazz Pharmaceuticals plc
(a)
............ 6,045 947,010
Organon & Co. .................... 24,319 732,731
Royalty Pharma plc, Class A ........... 35,505 1,391,441
Viatris, Inc. ....................... 116,203 1,413,028
5,402,218
Professional Services — 1.9%
Booz Allen Hamilton Holding Corp. ....... 12,672 1,199,278
Clarivate plc
(a)(b)
.................... 41,255 458,756
CoStar Group, Inc.
(a)
................. 38,985 3,036,932
Equifax, Inc.
(b)
..................... 11,707 2,601,295
Jacobs Solutions, Inc. ................ 12,228 1,510,769
Leidos Holdings, Inc. ................ 13,100 1,294,804
Robert Half International, Inc. ........... 10,342 868,314
TransUnion ....................... 18,466 1,324,935
Verisk Analytics, Inc. ................. 14,954 2,718,488
15,013,571
Real Estate Management & Development — 0.6%
(a)
CBRE Group, Inc., Class A ............ 30,291 2,590,183
Jones Lang LaSalle, Inc.
(b)
............. 4,524 836,352
Zillow Group, Inc., Class A ............. 5,516 236,968
Zillow Group, Inc., Class C, NVS
(b)
....... 15,653 692,019
4,355,522
Road & Rail — 0.8%
Avis Budget Group, Inc.
(a)
............. 2,733 546,709
Hertz Global Holdings, Inc.
(a)
........... 16,862 303,853
JB Hunt Transport Services, Inc. ........ 7,937 1,500,490
Knight-Swift Transportation Holdings, Inc. .. 15,364 908,012
Old Dominion Freight Line, Inc. ......... 8,686 2,894,523
U-Haul Holding Co. ................. 919 61,601
6,215,188
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.9%
Entegris, Inc. ...................... 14,290 $ 1,153,346
First Solar, Inc.
(a)
................... 9,489 1,685,247
Marvell Technology, Inc. .............. 81,699 3,525,312
Microchip Technology, Inc. ............. 52,704 4,090,885
Monolithic Power Systems, Inc. ......... 4,273 1,822,691
ON Semiconductor Corp.
(a)
............ 41,452 3,044,649
Qorvo, Inc.
(a)
...................... 9,667 1,050,416
Skyworks Solutions, Inc. .............. 15,362 1,684,751
SolarEdge Technologies, Inc.
(a)(b)
........ 5,347 1,706,388
Teradyne, Inc. ..................... 14,892 1,514,516
Wolfspeed, Inc.
(a)(b)
.................. 11,934 919,037
22,197,238
Software — 4.5%
ANSYS, Inc.
(a)
..................... 8,359 2,226,503
Aspen Technology, Inc.
(a)(b)
............. 2,768 550,140
Atlassian Corp., Class A
(a)
............. 14,226 2,299,206
Bentley Systems, Inc., Class B
(b)
......... 18,717 730,899
Bill.com Holdings, Inc.
(a)
.............. 9,127 1,055,264
Black Knight, Inc.
(a)
.................. 14,987 908,062
Ceridian HCM Holding, Inc.
(a)
........... 14,736 1,065,118
Crowdstrike Holdings, Inc., Class A
(a)
...... 20,616 2,183,234
Datadog, Inc., Class A
(a)
.............. 23,741 1,776,064
DocuSign, Inc.
(a)
................... 19,257 1,167,744
Dynatrace, Inc.
(a)
................... 19,191 737,510
Fair Isaac Corp.
(a)
................... 2,387 1,589,623
Gen Digital, Inc. .................... 55,750 1,282,808
HubSpot, Inc.
(a)
.................... 4,652 1,614,291
Manhattan Associates, Inc.
(a)
........... 5,982 779,814
Palantir Technologies, Inc., Class A
(a)
..... 168,850 1,313,653
Paycom Software, Inc.
(a)
.............. 4,654 1,507,617
Paylocity Holding Corp.
(a)(b)
............ 3,925 817,538
Procore Technologies, Inc.
(a)(b)
.......... 6,572 367,703
PTC, Inc.
(a)
....................... 10,130 1,366,334
Splunk, Inc.
(a)
..................... 14,344 1,373,725
Tyler Technologies, Inc.
(a)
............. 3,990 1,287,852
Unity Software, Inc.
(a)(b)
............... 23,226 824,988
Workday, Inc., Class A
(a)
.............. 19,260 3,494,342
Zoom Video Communications, Inc., Class A
(a)
21,139 1,585,425
Zscaler, Inc.
(a)(b)
.................... 8,101 1,005,820
34,911,277
Specialty Retail — 2.5%
Advance Auto Parts, Inc. .............. 5,772 878,960
Bath & Body Works, Inc. .............. 21,753 1,000,856
Best Buy Co., Inc. .................. 19,200 1,703,424
Burlington Stores, Inc.
(a)(b)
............. 6,265 1,439,885
CarMax, Inc.
(a)(b)
.................... 15,132 1,066,049
Five Below, Inc.
(a)(b)
.................. 5,325 1,049,717
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 10,110 917,685
GameStop Corp., Class A
(a)(b)
........... 24,297 531,375
Murphy USA, Inc. .................. 1,980 538,619
Penske Automotive Group, Inc.
(b)
........ 2,430 310,603
Ross Stores, Inc. ................... 33,257 3,930,645
Tractor Supply Co. .................. 10,563 2,408,258
Ulta Beauty, Inc.
(a)
.................. 4,898 2,517,376
Williams-Sonoma, Inc. ............... 6,491 875,896
19,169,348
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C ......... 24,896 1,011,276
Hewlett Packard Enterprise Co. ......... 123,026 1,984,410
HP, Inc. ......................... 85,571 2,493,539
NetApp, Inc. ...................... 20,784 1,376,524
Pure Storage, Inc., Class A
(a)
........... 26,762 774,492
Seagate Technology Holdings plc ........ 18,413 1,248,033

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
............... 30,438 $ 1,337,750
10,226,024
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
.............. 2,532 1,082,379
Tapestry, Inc. ...................... 23,677 1,078,961
VF Corp. ........................ 31,581 977,116
3,138,456
Trading Companies & Distributors — 1.2%
Fastenal Co. ...................... 54,765 2,768,371
United Rentals, Inc.
(a)
................ 6,628 2,922,616
Watsco, Inc. ...................... 3,168 910,388
WW Grainger, Inc. .................. 4,312 2,541,838
9,143,213
Water Utilities — 0.5%
American Water Works Co., Inc. ......... 17,436 2,728,560
Essential Utilities, Inc. ................ 22,900 1,070,117
3,798,677
Total Long-Term Investments — 99.8%
(Cost: $713,051,212) ............................. 775,142,312
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 25,628,416 25,643,793
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 744,452 744,452
Total Short-Term Securities — 3.4%
(Cost: $26,368,725) .............................. 26,388,245
Total Investments — 103.2%
(Cost: $739,419,937 ) ............................. 801,530,557
Liabilities in Excess of Other Assets — (3.2)% ............ (25,090,809)
Net Assets — 100.0% ..............................
$ 776,439,748
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 36,799,614 $ — $ (11,171,187)
(a)
$ 3,872 $ 11,494 $ 25,643,793 25,628,416 $ 207,524
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,172,000 — (427,548)
(a)
— — 744,452 744,452 27,380 1
$ 3,872 $ 11,494 $ 26,388,245 $ 234,904 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 03/17/23 $ 614 $ 16,481
S&P Mid 400 E-Mini Index .................................................... 2 03/17/23 533 42,185
$ 58,666

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 775,142,312 $ — $ — $ 775,142,312
Short-Term Securities
Money Market Funds ...................................... 26,388,245 — — 26,388,245
$ 801,530,557 $ — $ — $ 801,530,557
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 58,666 $ — $ — $ 58,666
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's